PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 27,961	$ 25,004	$ 14,668
Scenario One [Member]
Property, Plant and Equipment [Line Items]
Building	$ 15,972